NOTE 10: INCOME TAXES	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 10: INCOME TAXES

NOTE 10: INCOME TAXES

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has incurred non-capital losses as scheduled below:

Year of		Year of
Loss	Amount	Expiration

2014	$963,089	2024
2015	858,856	2025
2016	603,863	2026
2017	673,679	2027

	$3,099,487

Pursuant to ASC 740, the Company is required to compute tax asset benefits for non-capital losses carried forward. Potential benefit of non-capital losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the losses carried forward in future years.

Significant components of the Company’s deferred tax assets and liabilities, after applying enacted corporate income tax rates, are as follows:

	November 30, 2017	December 31, 2016
Deferred income tax assets
Net losses carried forward	$929,846	$727,743

Valuation allowance	(929,846)	(727,743)
Net deferred income tax asset	$-	$-

The valuation allowance reflects the Company’s estimate that the tax assets, more likely than not, will not be realized and consequently have not been recorded in these financial statements. The Company’s tax years subsequent to 2016 currently remain open and subject to examination by federal tax authorities.